Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 928,000
Previously Paid Amount	0.00
Total Fee Amount	128.16
Total Offset Amount	0.00
Net Fee	128.16
Narrative - Max Aggregate Offering Price	$ 928,000
Final Prospectus	true